Equity Transactions - Schedule of Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Grantee	TWO RIVERS WATER & FARMING Co
Warrant One [Member]
Grantee	Investor Group
Company Relationship	Investors
Shares	300,000
Date of Grant	Feb-12
Vesting Date	2012-03
Expiration Date	- [1]
Exercise Price | $ / shares	$ 1.00
Warrant Two [Member]
Grantee	HCIC Note Holders
Company Relationship	Creditors
Shares	473,750
Date of Grant	Jun-13
Vesting Date	2013-06
Expiration Date	Jun-18
Exercise Price | $ / shares	$ 3.00
Warrant Three [Member]
Grantee	TR Capital Partners, LLC
Company Relationship	Investors
Shares	14,168,944
Date of Grant	Jul-05
Vesting Date	2005-07
Expiration Date	Jan-19
Exercise Price | $ / shares	$ 2.10
Warrant Four [Member]
Grantee	GrowCo Exchange Note
Company Relationship	Creditors
Shares	700,000
Date of Grant	Apr-16
Vesting Date	2016-04
Expiration Date	May-21
Exercise Price | $ / shares	$ 0.50
Warrant Five [Member]
Grantee	Two Rivers
Company Relationship	Financial Advisor
Shares	15,000
Date of Grant	Apr-17
Vesting Date	2017-04
Expiration Date	Apr-22
Exercise Price | $ / shares	$ 0.58
Warrant Six [Member]
Grantee	Black Mountain Equity
Company Relationship	Creditor
Shares	390,634
Date of Grant	Apr-17
Vesting Date	2017-04
Expiration Date	Apr-22
Exercise Price | $ / shares	$ 0.27
Warrant Seven [Member]
Grantee	El Paso land creditors
Company Relationship	Creditors
Shares	275,000
Date of Grant	Aug-17
Vesting Date	2017-08
Expiration Date	Aug-22
Exercise Price | $ / shares	$ 0.35
Warrant Eight [Member]
Grantee	Black Mountain Equity
Company Relationship	Creditors
Shares	146,000
Date of Grant	Sep-17
Vesting Date	2017-09
Expiration Date	Sep-22
Exercise Price | $ / shares	$ 1.00
Warrant [Member]
Shares	16,469,328

[1]	These warrants are priced at the same price per share as the expected equity offering and expire one year after the completion of the expected equity offering.